General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - General and Administrative Expense [Member]	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of General and Administrative Expenses [Line Items]
Staff costs	$ 7,460,118	$ 958,478	$ 6,275,125	$ 4,898,951
Rental and office expense	4,534,649	582,613	4,185,355	3,817,672
Allowance for (reversal of allowance for) expected credit loss	105,834	13,598	(105,737)	4,917,798
Impairment of obsolete inventories			20,716	267,847
Depreciation	431,142	55,393	260,753	410,039
Legal and professional fee	1,304,642	167,621	3,485,208	2,936,471
Repair and maintenance expenses	3,016,999	387,625	2,454,826	1,430,288
Research and development	6,449,820	828,674	4,537,422	5,996,144
Others	15,544,008	1,997,096	2,586,333	815,325
General and administrative expense, total	$ 38,847,212	$ 4,991,098	$ 23,700,001	$ 25,490,535